Related party transactions and balances (Tables)	9 Months Ended
May 31, 2022
Related Party Transactions And Balances
Schedule of compensation award to key management

	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$

Total compensation paid to key management	359,069	392,490	1,067,212	1,836,583
Share based payments	184,506	323,233	547,790	1,581,037